Statements of Net Assets Available for Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 78,893	$ 55,087
Investments, at fair value	90,867,993	80,531,027
Employer contributions receivable	190,074	191,608
Participant contributions receivable	67	875
Notes receivable from participants	3,182,649	3,085,061
Total receivables	3,372,790	3,277,544
Total assets	94,319,676	83,863,658
Liabilities
Accrued expenses	20,346	553
Total liabilities	20,346	553
Net assets available for benefits	$ 94,299,330	$ 83,863,105